Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule Of Current and Deferred Portions of the Income Tax Expense	The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:
	Six Months Ended June 30,
	2023	2022

Current	$1,058	$3,071
Deferred	-	-
	$1,058	$3,071

Schedule of Income Tax Expense	A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:
	Six Months Ended June 30,
	2023	2022

Income tax expense (benefit) at applicable statutory rate (1)	$164,176	$(3,472,095)
Nondeductible expenses	322,688	358,810
Impact of foreign tax rate differential (2)	(827,192)	2,490,170
Current year change in valuation allowance	(657,611)	657,985
Adjustments in respect of current income tax of previous year	1,035,939	-
Other	(36,942)	(31,799)
Reported income taxes	$1,058	$3,071
(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Schedule of Group’s Deferred Tax Assets (Liabilities)	Significant components of the Group’s deferred tax assets (liabilities) are presented below:
	June 30, 2023	December 31, 2022
	(unaudited)
Deferred tax asset
Net operating loss carryforwards	$4,294,834	$4,952,445
Less: Valuation allowance	(4,294,834)	(4,952,445)
Net deferred tax asset	$-	$-